Related Party Transactions (Details Narrative)							3 Months Ended		6 Months Ended		9 Months Ended			12 Months Ended
	May 31, 2024 USD ($)	May 31, 2024 CNY (¥)	May 06, 2024 USD ($)	May 06, 2024 CNY (¥)	Dec. 05, 2022 USD ($)	Dec. 05, 2022 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Sep. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Jun. 30, 2022 USD ($)	Nov. 30, 2020 USD ($)	Nov. 30, 2020 CNY (¥)
Related Party Transaction [Line Items]
Repayments of related party debt														$ 28,263		$ 94,468
Ownership description											Effective on October 1, 2022, Ms. Hua reduced her ownership of Shanghai Xinsen to 15%, and so accordingly reduced her indirect ownership of Hangzhou Xinsen to 10.5%. Xinsen Group is a rubber product trading expert with 20 years of experience in the auto parts market, who charges 1% of the total sales amount before VAT tax as sales commission before September 30, 2022, and subsequently 0.25% effective from October 1, 2022 after the renegotiation between RLSP and Xinsen Group. Sales commission incurred in each period is recorded as part of selling expense of the Company.			Effective on October 1, 2022, Ms. Hua reduced her ownership of Shanghai Xinsen from 90% to 15%, and so accordingly reduced her indirect ownership of Hangzhou Xinsen from 63% to 10.5%. Xinsen Group is a rubber product trading expert with 20 years of experience in the auto parts market, who charges 1% of the total sales amount before VAT tax as sales commission before September 30, 2022, and subsequently 0.25% effective from October 1, 2022 after the renegotiation between RLSP and Xinsen Group. The sales commission incurred in each period is recorded as part of selling expense of the Company	Effective on October 1, 2022, Ms. Hua reduced her ownership of Shanghai Xinsen from 90% to 15%, and so accordingly reduced her indirect ownership of Hangzhou Xinsen from 63% to 10.5%. Xinsen Group is a rubber product trading expert with 20 years of experience in the auto parts market, who charges 1% of the total sales amount before VAT tax as sales commission before September 30, 2022, and subsequently 0.25% effective from October 1, 2022 after the renegotiation between RLSP and Xinsen Group. The sales commission incurred in each period is recorded as part of selling expense of the Company
Cash FDIC insured amount							$ 250,000				$ 250,000			$ 250,000				¥ 500,000
Unpaid registered capital							18,239,854				18,239,854			17,772,925				128,000,000	¥ 126
Retainage payable									$ 38,138							38,138
CEO and CFO [Member]
Related Party Transaction [Line Items]
Other receivables							3,727,336		2,524,366		3,727,336			2,684,029		2,524,366
Cash FDIC insured amount							130,000	$ 215,000	2,055,415		130,000	215,000		125,000		2,055,415
Payment Extension Agreement [Member]
Related Party Transaction [Line Items]
Other receivables							4,595,380				4,595,380			4,364,105
Related party offset			$ 2,064,040	¥ 15,000,000
Accounts payable							1,348,829		746,480		1,348,829			4,364,105		746,480				$ 6,835,124
Repayments of related party debt									1,626,379	¥ 11,350,337		4,600,486	¥ 33,324,541	628,003	¥ 4,440,000	1,626,379	¥ 11,350,337
Sales Under Indirect Supply Model [Member]
Related Party Transaction [Line Items]
Purchases from related party											6,913,939	4,901,335		8,593,998		5,388,728
Accounts payable							18,588		18,912		18,588			18,378		18,912
Accounts receivable, related parties							8,619,144		4,665,735		8,619,144			5,209,169		4,665,735
Vendor C [Member]
Related Party Transaction [Line Items]
Purchases from related party												428,109		438,230		2,626,103
Related party transaction, advanced											239,454			219,734		10,353
Other receivables																					$ 2,077,476	¥ 15,000,000
Vendor B [Member]
Related Party Transaction [Line Items]
Purchases from related party																79,608
Payment to settle payable amount					$ 2,113,331	¥ 15,000,000
Related party offset	$ 2,064,040	¥ 15,000,000
Deposit to vendor - related party | ¥
Accounts payable									5,135,351					4,364,105		5,135,351
Retainage payable									38,119							38,119
Vendor A [Member]
Related Party Transaction [Line Items]
Purchases from related party											6,912,778	$ 5,418,472		8,552,684		5,549,968
Accounts payable							6,109,189		$ 2,384,085		$ 6,109,189			$ 2,871,033		$ 2,384,085
Yongliansen [Member]
Related Party Transaction [Line Items]
Other receivables																					$ 2,113,331
Two Customer [Member]
Related Party Transaction [Line Items]
Purchases from related party							$ 2,001,574	$ 1,666,917
Shanghai Haozong Rubber & Plastic Technology Co., Ltd [Member] | Jun Tong [Member]
Related Party Transaction [Line Items]
Ownership percentage							30.00%				30.00%			30.00%				30.00%	30.00%
Xinsen Sealing Products (Hangzhou) Co., Ltd [Member] | XingxiuHua [Member]
Related Party Transaction [Line Items]
Ownership percentage							90.00%				90.00%			90.00%				90.00%	90.00%
Xinsen Sealing Products (Hangzhou) Co., Ltd [Member] | Shanghai Xinsen [Member]
Related Party Transaction [Line Items]
Ownership percentage							70.00%				70.00%			70.00%				70.00%	70.00%
Xinsen Sealing Products (Hangzhou) Co., Ltd [Member] | Hangzhou Xinsen [Member]
Related Party Transaction [Line Items]
Ownership percentage							63.00%				63.00%							63.00%